Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 100,002	$ 75,826	$ 68,399
Less: Royalty	(5,007)	(3,854)	(3,426)
Production costs	(43,711)	(36,400)	(39,315)
Depreciation	(4,628)	(4,434)	(4,071)
Gross profit	46,656	31,138	21,587
Other income	4,765	2,274	7,101
Other expenses	(5,315)	(666)	(336)
Administrative expenses	(7,997)	(5,637)	(6,465)
Cash-settled share-based expense	(1,413)	(689)	(315)
Equity-settled share-based expense			(14)
Net foreign exchange gain	4,305	29,661	223
Profit on sale of subsidiary		5,409
Fair value losses on derivative assets	(266)	(601)	(360)
Operating profit	40,735	60,889	21,421
Finance income	62	146	53
Finance cost	(367)	(344)	(273)
Profit before tax	40,430	60,691	21,201
Tax expense	(15,173)	(10,290)	(7,445)
Profit for the year	25,257	50,401	13,756
Other comprehensive income
Exchange differences on translation of foreign operations	(173)	49	(676)
Reclassification of accumulated exchange differences on the sale of subsidiary		(2,109)
Total comprehensive income for the year	25,084	48,341	13,080
Profit attributable to:
Owners of the Company	20,780	42,018	10,766
Non-controlling interests	4,477	8,383	2,990
Profit for the year	25,257	50,401	13,756
Total comprehensive income attributable to:
Owners of the Company	20,607	39,958	10,090
Non-controlling interests	4,477	8,383	2,990
Total comprehensive income for the year	$ 25,084	$ 48,341	$ 13,080
Earnings per share
Basic earnings per share ($) (in dollars per share)	$ 1.73	$ 3.82	$ 0.99
Diluted earnings per share ($) (in dollars per share)	$ 1.73	$ 3.81	$ 0.99